CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares
Assets
Cash, cash equivalents and short-term securities	$ 14,841	$ 13,873
Debt securities	85,618	81,955
Equity securities	12,250	9,974
Mortgages and loans	59,433	57,619
Derivative assets	1,534	1,971
Other financial invested assets	14,374	13,306
Financial invested assets	188,050	178,698
Investment properties	9,432	9,290
Other non-financial invested assets	1,693	1,829
Invested assets	199,175	189,817
Other assets	7,753	7,021
Reinsurance contract held assets	6,138	6,318
Insurance contract assets	335	355
Deferred tax assets	3,803	3,910
Intangible assets	5,155	5,058
Goodwill	9,530	9,456
Total general fund assets	231,889	221,935
Investments for account of segregated fund holders	166,566	148,786
Total assets	398,455	370,721
Liabilities
Insurance contract liabilities excluding those for account of segregated fund holders	155,910	147,269
Reinsurance contract held liabilities	2,049	1,825
Investment contract liabilities	11,796	11,678
Derivative liabilities	2,065	2,077
Deferred tax liabilities	301	286
Other liabilities	25,905	26,292
Senior debentures	200	200
Subordinated debt	8,171	6,179
Total general fund liabilities	206,397	195,806
Insurance contract liabilities for account of segregated fund holders	20,108	20,097
Investment contract liabilities for account of segregated fund holders	146,458	128,689
Total liabilities	372,963	344,592
Equity
Issued share capital and contributed surplus	10,220	10,526
Shareholders’ retained earnings and accumulated other comprehensive income	14,312	15,031
Total shareholders’ equity	24,532	25,557
Equity in the participating account	696	496
Non-controlling interests’ equity	264	76
Total equity	25,492	26,129
Total liabilities and equity	$ 398,455	$ 370,721
Exchange rates at the end of the reporting periods (in USD per share) | $ / shares	1.37	1.44